SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

REVENUE AND GROSS MARGIN BY SEGMENT

	Year ended December 31, 2014
	OEM Solutions	Enterprise Solutions	Total
Revenue	$476,650	$71,873	$548,523
Cost of goods sold	336,132	33,412	369,544
Gross margin	$140,518	$38,461	$178,979
Gross margin %	29.5%	53.5%	32.6%
Expenses			185,573
Loss from operations			$(6,594)
Total assets			$515,364

	Year ended December 31, 2013
	OEM Solutions	Enterprise Solutions	Total
Revenue	$382,016	$59,844	$441,860
Cost of goods sold	266,867	29,352	296,219
Gross margin	$115,149	$30,492	$145,641
Gross margin %	30.1%	51.0%	33.0%
Expenses			163,305
Loss from operations			$(17,664)
Total assets			$512,000

	Year ended December 31, 2012
	OEM Solutions	Enterprise Solutions	Total
Revenue	$346,543	$50,778	$397,321
Cost of goods sold	246,284	25,763	272,047
Gross margin	$100,259	$25,015	$125,274
Gross margin %	28.9%	49.3%	31.5%
Expenses			147,480
Loss from operations			$(22,206)
Total assets			$464,763

REVENUE BY GEOGRAPHICAL REGION

	2014	2013	2012
Americas	$157,803	$135,560	$101,240
Europe, Middle East and Africa	87,629	91,839	79,904
Asia-Pacific	303,091	214,461	216,177
	$548,523	$441,860	$397,321

PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2014	2013
Americas	$9,477	$9,584
Europe, Middle East and Africa	6,760	8,686
Asia-Pacific	4,480	3,712
	$20,717	$21,982

As we do not evaluate the performance of our operating segments based on segment assets, management does not classify asset information on a segmented basis.